Schedule of Investments (unaudited)	iShares® iBonds® Dec 2034 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 3.4%
Boeing Co. (The)
3.60%, 05/01/34	$363	$301,742
6.53%, 05/01/34(a)	1,065	1,117,955
L3Harris Technologies Inc., 5.35%, 06/01/34	332	336,618
Lockheed Martin Corp.
4.75%, 02/15/34	417	417,054
4.80%, 08/15/34	215	215,597
Northrop Grumman Corp., 4.90%, 06/01/34	326	324,929
RTX Corp., 6.10%, 03/15/34	635	683,421
		3,397,316
Agriculture — 1.1%
BAT Capital Corp., 6.00%, 02/20/34	335	348,471
Philip Morris International Inc., 5.25%, 02/13/34	753	758,604
		1,107,075
Airlines — 0.2%
American Airlines Pass Through Trust, Series A, Class A,
2.88%, 01/11/36	263	227,302

Auto Manufacturers — 3.1%
American Honda Finance Corp., 4.90%, 01/10/34	328	326,401
Cummins Inc., 5.15%, 02/20/34	342	350,044
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	695	695,889
General Motors Financial Co. Inc.
5.95%, 04/04/34	539	549,092
6.10%, 01/07/34	632	651,298
PACCAR Financial Corp., 5.00%, 03/22/34	166	168,700
Toyota Motor Credit Corp., 4.80%, 01/05/34	345	343,330
		3,084,754
Banks — 3.4%
Banco Santander SA, 6.35%, 03/14/34	525	539,800
Bank of Nova Scotia (The), 5.65%, 02/01/34	367	382,102
Citibank NA, 5.57%, 04/30/34	855	889,693
Goldman Sachs Capital I, 6.35%, 02/15/34	392	412,400
HSBC Bank USA NA/New York, 5.88%, 11/01/34	150	159,525
Royal Bank of Canada, 5.15%, 02/01/34	550	558,701
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	505	520,236
		3,462,457
Beverages — 1.9%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34	443	449,659
Coca-Cola Co. (The), 5.00%, 05/13/34	449	461,899
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	216	223,077
Keurig Dr Pepper Inc., 5.30%, 03/15/34	265	269,602
PepsiCo Inc., 4.80%, 07/17/34	275	277,612
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	226	225,317
		1,907,166
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34	218	217,562
Building Materials — 1.3%
Carrier Global Corp., 5.90%, 03/15/34	402	430,097
CRH America Finance Inc., 5.40%, 05/21/34	285	289,653
Owens Corning, 5.70%, 06/15/34	337	348,666
Trane Technologies Financing Ltd., 5.10%, 06/13/34	262	266,440
		1,334,856
Chemicals — 2.3%
Air Products and Chemicals Inc., 4.85%, 02/08/34	477	478,322
CF Industries Inc., 5.15%, 03/15/34	323	319,993
Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
4.25%, 10/01/34	$209	$195,203
5.15%, 02/15/34	254	253,515
Eastman Chemical Co., 5.63%, 02/20/34	324	328,652
Lubrizol Corp. (The), 6.50%, 10/01/34	119	135,915
LYB International Finance III LLC, 5.50%, 03/01/34	321	324,831
Nutrien Ltd., 5.40%, 06/21/34	254	255,286
		2,291,717
Commercial Services — 1.1%
Cornell University, 4.84%, 06/15/34	188	191,349
GXO Logistics Inc., 6.50%, 05/06/34	229	237,766
Moody's Corp., 5.00%, 08/05/34	110	109,999
PayPal Holdings Inc., 5.15%, 06/01/34	339	342,414
Verisk Analytics Inc., 5.25%, 06/05/34	255	257,423
		1,138,951
Computers — 1.1%
Dell International LLC/EMC Corp., 5.40%, 04/15/34	450	454,858
IBM International Capital Pte Ltd., 4.90%, 02/05/34	420	418,100
Kyndryl Holdings Inc., 6.35%, 02/20/34	223	232,630
		1,105,588
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34	283	284,044
Procter & Gamble Co. (The)
4.55%, 01/29/34	362	363,805
5.80%, 08/15/34	168	185,864
		833,713
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 5.30%, 01/19/34	300	300,676
Blue Owl Finance LLC, 6.25%, 04/18/34(a)	466	478,887
Jefferies Financial Group Inc., 6.20%, 04/14/34	685	710,785
LPL Holdings Inc., 6.00%, 05/20/34	235	236,880
Mastercard Inc., 4.88%, 05/09/34	440	446,070
Nasdaq Inc., 5.55%, 02/15/34	553	567,172
Nomura Holdings Inc., 5.78%, 07/03/34	460	472,877
TPG Operating Group II LP, 5.88%, 03/05/34	262	269,139
		3,482,486
Electric — 12.0%
AEP Texas Inc., 5.70%, 05/15/34	140	142,690
AEP Transmission Co. LLC, 5.15%, 04/01/34	192	192,869
Appalachian Power Co., 5.65%, 04/01/34	166	169,481
Arizona Public Service Co., 5.70%, 08/15/34	190	195,065
Baltimore Gas & Electric Co., Series., 5.30%, 06/01/34	175	178,596
Black Hills Corp., 6.15%, 05/15/34	185	192,929
CenterPoint Energy Houston Electric LLC, 5.15%,
03/01/34	163	165,038
Commonwealth Edison Co., 5.30%, 06/01/34	157	161,146
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34	170	175,371
5.50%, 03/15/34	274	286,159
Constellation Energy Generation LLC, 6.13%, 01/15/34	208	221,860
DTE Electric Co., 5.20%, 03/01/34	192	195,284
DTE Energy Co., 5.85%, 06/01/34	377	392,609
Duke Energy Carolinas LLC, 4.85%, 01/15/34	237	235,602
Duke Energy Corp., 5.45%, 06/15/34	291	295,359
Duke Energy Indiana LLC, 5.25%, 03/01/34	152	155,623
Duke Energy Progress LLC, 5.10%, 03/15/34	208	211,211
Entergy Arkansas LLC, 5.45%, 06/01/34	177	182,663
Entergy Louisiana LLC, 5.35%, 03/15/34	211	215,121
Evergy Metro Inc., 5.40%, 04/01/34	132	134,404

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2034 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Eversource Energy
5.50%, 01/01/34	$278	$280,216
5.95%, 07/15/34	299	310,581
Exelon Corp., 5.45%, 03/15/34	254	259,001
Florida Power & Light Co.
5.00%, 08/01/34	90	91,115
5.30%, 06/15/34	345	357,029
5.63%, 04/01/34	196	207,754
Georgia Power Co., 5.25%, 03/15/34	401	409,660
IPALCO Enterprises Inc., 5.75%, 04/01/34	168	171,055
MidAmerican Energy Co., 5.35%, 01/15/34	157	162,672
National Grid PLC, 5.42%, 01/11/34	325	326,192
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	481	485,050
NSTAR Electric Co., 5.40%, 06/01/34	231	237,358
Ohio Power Co., 5.65%, 06/01/34	137	140,884
Pacific Gas and Electric Co.
5.80%, 05/15/34	484	493,162
6.95%, 03/15/34	335	369,630
PacifiCorp, 5.45%, 02/15/34	484	489,616
Potomac Electric Power Co., 5.20%, 03/15/34	159	163,272
PPL Electric Utilities Corp., 4.85%, 02/15/34	245	244,569
Public Service Co. of Colorado, 5.35%, 05/15/34	193	196,954
Public Service Electric & Gas Co., 5.20%, 03/01/34	183	187,426
Public Service Enterprise Group Inc., 5.45%, 04/01/34	216	219,763
Puget Sound Energy Inc., 5.33%, 06/15/34	168	171,743
Southern California Edison Co.
5.20%, 06/01/34	396	397,365
6.00%, 01/15/34	216	229,474
Southern Co. (The), 5.70%, 03/15/34	482	502,285
Union Electric Co., 5.20%, 04/01/34	229	232,657
Virginia Electric & Power Co., 5.00%, 01/15/34	254	252,639
Wisconsin Power and Light Co., 5.38%, 03/30/34	117	119,133
Xcel Energy Inc., 5.50%, 03/15/34	335	339,281
		12,146,616
Electronics — 1.4%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34	170	173,855
Amphenol Corp., 5.25%, 04/05/34	258	263,490
Arrow Electronics Inc., 5.88%, 04/10/34	228	230,447
Honeywell International Inc., 4.50%, 01/15/34	450	440,706
TD Synnex Corp., 6.10%, 04/12/34	256	263,323
		1,371,821
Environmental Control — 1.4%
Republic Services Inc.
5.00%, 04/01/34	330	331,674
5.20%, 11/15/34	210	214,387
Waste Connections Inc., 5.00%, 03/01/34	320	321,107
Waste Management Inc., 4.88%, 02/15/34	539	541,264
		1,408,432
Equity Funds — 0.3%
Brookfield Finance Inc., 6.35%, 01/05/34	310	332,874

Food — 2.1%
Campbell Soup Co., 5.40%, 03/21/34	429	436,194
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux
Co. SARL, 6.75%, 03/15/34(a)	589	633,161
Pilgrim's Pride Corp., 6.88%, 05/15/34	213	231,092
Sysco Corp., 6.00%, 01/17/34	188	201,512
Security	Par (000)	Value

Food (continued)
Tyson Foods Inc.
4.88%, 08/15/34	$218	$211,341
5.70%, 03/15/34	383	391,952
		2,105,252
Gas — 0.5%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	176	177,959
NiSource Inc., 5.35%, 04/01/34	279	281,081
		459,040
Health Care - Products — 1.2%
Smith & Nephew PLC, 5.40%, 03/20/34	282	285,119
Solventum Corp., 5.60%, 03/23/34(a)	697	701,325
Thermo Fisher Scientific Inc., 5.20%, 01/31/34	222	229,080
		1,215,524
Health Care - Services — 3.6%
Adventist Health System/West, 5.76%, 12/01/34	188	192,091
CommonSpirit Health, 5.32%, 12/01/34	335	337,896
Elevance Health Inc.
5.38%, 06/15/34	443	454,319
5.95%, 12/15/34	138	146,781
HCA Inc., 5.60%, 04/01/34	554	562,871
Humana Inc., 5.95%, 03/15/34	376	393,303
ICON Investments Six DAC, 6.00%, 05/08/34	190	198,283
UnitedHealth Group Inc.
5.00%, 04/15/34	530	532,629
5.15%, 07/15/34	840	853,295
		3,671,468
Holding Companies - Diversified — 0.3%
Hannon Armstrong Sustainable Infrastructure
Capital Inc., 6.38%, 07/01/34(a)	310	307,038

Home Furnishings — 0.1%
Whirlpool Corp., 5.75%, 03/01/34	128	129,027

Insurance — 4.8%
Aon North America Inc., 5.45%, 03/01/34	750	765,084
Arch Capital Group Ltd., 7.35%, 05/01/34	118	136,702
Arthur J Gallagher & Co.
5.45%, 07/15/34	233	236,959
6.50%, 02/15/34	163	176,849
Athene Holding Ltd., 5.88%, 01/15/34	256	260,364
Brown & Brown Inc., 5.65%, 06/11/34	265	268,346
Chubb INA Holdings LLC, 5.00%, 03/15/34	512	517,737
Cincinnati Financial Corp., 6.13%, 11/01/34	156	166,022
CNA Financial Corp., 5.13%, 02/15/34	236	234,536
CNO Financial Group Inc., 6.45%, 06/15/34	297	304,045
Corebridge Financial Inc., 5.75%, 01/15/34	325	334,509
Lincoln National Corp., 5.85%, 03/15/34	157	161,474
Marsh & McLennan Companies Inc., 5.15%, 03/15/34	213	217,426
MetLife Inc.
5.30%, 12/15/34	226	231,128
6.38%, 06/15/34	316	348,683
Old Republic International Corp., 5.75%, 03/28/34	167	169,631
Reinsurance Group of America Inc., 5.75%, 09/15/34	271	276,986
		4,806,481
Internet — 0.8%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	305	290,634
Amazon.com Inc., 4.80%, 12/05/34	518	526,230
		816,864
Iron & Steel — 0.8%
ArcelorMittal SA, 6.00%, 06/17/34	220	225,214

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2034 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iron & Steel (continued)
Steel Dynamics Inc., 5.38%, 08/15/34	$269	$272,458
Vale Overseas Ltd., 8.25%, 01/17/34	294	347,117
		844,789
Lodging — 1.0%
Choice Hotels International Inc., 5.85%, 08/01/34	251	252,074
Hyatt Hotels Corp., 5.50%, 06/30/34	148	148,217
Las Vegas Sands Corp., 6.20%, 08/15/34	210	212,115
Marriott International Inc./MD, 5.30%, 05/15/34	424	427,353
		1,039,759
Machinery — 1.7%
AGCO Corp., 5.80%, 03/21/34	331	337,055
Ingersoll Rand Inc., 5.45%, 06/15/34	283	291,963
John Deere Capital Corp.
5.10%, 04/11/34	438	447,263
Series 1, 5.05%, 06/12/34	345	350,595
Westinghouse Air Brake Technologies Corp., 5.61%,
03/11/34	224	230,683
		1,657,559
Manufacturing — 0.2%
Parker-Hannifin Corp., 4.20%, 11/21/34	228	214,096

Media — 2.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.55%, 06/01/34	634	649,519
6.65%, 02/01/34	389	401,467
Comcast Corp.
4.20%, 08/15/34	405	380,244
5.30%, 06/01/34	580	593,470
Walt Disney Co. (The), 6.20%, 12/15/34	423	468,671
		2,493,371
Mining — 0.7%
Freeport-McMoRan Inc., 5.40%, 11/14/34	315	315,028
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%,
03/15/34(a)	422	432,042
		747,070
Oil & Gas — 4.2%
BP Capital Markets America Inc.
4.99%, 04/10/34	436	436,081
5.23%, 11/17/34	452	459,692
Coterra Energy Inc., 5.60%, 03/15/34	243	247,773
Diamondback Energy Inc., 5.40%, 04/18/34	588	595,196
EQT Corp., 5.75%, 02/01/34	316	320,770
Marathon Oil Corp., 5.70%, 04/01/34	233	242,719
Occidental Petroleum Corp., 5.55%, 10/01/34	520	524,485
Ovintiv Inc., 6.50%, 08/15/34	227	242,848
Phillips 66, 4.65%, 11/15/34	440	420,330
Suncor Energy Inc., 5.95%, 12/01/34	193	202,461
TotalEnergies Capital SA, 5.15%, 04/05/34	549	561,327
		4,253,682
Oil & Gas Services — 0.2%
Schlumberger Investment SA, 5.00%, 06/01/34	220	221,680

Packaging & Containers — 0.8%
Berry Global Inc., 5.65%, 01/15/34(a)	352	353,133
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)	450	456,659
		809,792
Pharmaceuticals — 6.9%
AbbVie Inc., 5.05%, 03/15/34	1,286	1,309,969
Astrazeneca Finance LLC, 5.00%, 02/26/34	667	678,630
Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co., 5.11%, 02/08/34	$243	$244,443
Bristol-Myers Squibb Co., 5.20%, 02/22/34	1,058	1,083,261
Cardinal Health Inc., 5.45%, 02/15/34	221	226,120
Cencora Inc., 5.13%, 02/15/34	201	202,119
Cigna Group (The), 5.25%, 02/15/34	546	551,667
CVS Health Corp., 5.70%, 06/01/34	541	552,068
Eli Lilly & Co., 4.70%, 02/09/34	619	620,368
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	231	243,569
Johnson & Johnson, 4.95%, 06/01/34	411	425,604
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	490	496,624
Wyeth LLC, 6.50%, 02/01/34	325	364,223
		6,998,665
Pipelines — 6.8%
Boardwalk Pipelines LP, 5.63%, 08/01/34	249	251,329
Cheniere Energy Inc., 5.65%, 04/15/34(a)	598	610,114
Cheniere Energy Partners LP, 5.75%, 08/15/34(a)	519	531,541
Enbridge Inc., 5.63%, 04/05/34	501	512,094
Energy Transfer LP
5.55%, 05/15/34	545	552,061
5.60%, 09/01/34	535	543,954
Enterprise Products Operating LLC
4.85%, 01/31/34	468	466,396
Series H, 6.65%, 10/15/34	132	148,414
Kinder Morgan Inc.
5.30%, 12/01/34	318	316,936
5.40%, 02/01/34	430	433,558
MPLX LP, 5.50%, 06/01/34	665	669,978
Plains All American Pipeline LP/PAA Finance Corp.,
5.70%, 09/15/34	280	284,420
Targa Resources Corp., 6.50%, 03/30/34	436	472,067
TransCanada PipeLines Ltd.
4.63%, 03/01/34	551	529,081
5.60%, 03/31/34	127	130,367
Williams Companies Inc. (The), 5.15%, 03/15/34	444	442,589
		6,894,899
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34	432	453,505

Real Estate Investment Trusts — 6.9%
Agree LP, 5.63%, 06/15/34	204	206,656
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	336	279,230
American Homes 4 Rent LP
5.50%, 02/01/34	269	270,536
5.50%, 07/15/34	195	196,355
American Tower Corp., 5.45%, 02/15/34	296	301,956
AvalonBay Communities Inc., 5.35%, 06/01/34	173	176,753
Boston Properties LP, 6.50%, 01/15/34	325	340,239
Brixmor Operating Partnership LP, 5.50%, 02/15/34	168	168,536
Camden Property Trust, 4.90%, 01/15/34	177	173,701
Crown Castle Inc., 5.80%, 03/01/34	349	362,865
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	340	346,909
Essex Portfolio LP, 5.50%, 04/01/34	142	144,282
Extra Space Storage LP, 5.40%, 02/01/34	228	229,865
Highwoods Realty LP, 7.65%, 02/01/34	142	156,511
Host Hotels & Resorts LP, 5.70%, 07/01/34	267	269,419
Invitation Homes Operating Partnership LP, 2.70%,
01/15/34	163	131,942
Kimco Realty OP LLC, 6.40%, 03/01/34	216	234,229
Kite Realty Group LP, 5.50%, 03/01/34	159	159,602
Mid-America Apartments LP, 5.00%, 03/15/34	152	151,241
NNN REIT Inc., 5.50%, 06/15/34	229	232,154

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2034 Term Corporate ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Phillips Edison Grocery Center Operating Partnership I
LP, 5.75%, 07/15/34	$147	$149,025
Prologis LP
5.00%, 03/15/34	380	380,811
5.13%, 01/15/34	285	288,600
Realty Income Corp., 5.13%, 02/15/34	333	332,407
Regency Centers LP, 5.25%, 01/15/34	153	153,312
Safehold GL Holdings LLC, 6.10%, 04/01/34	121	124,148
Simon Property Group LP, 6.25%, 01/15/34	224	241,795
UDR Inc., 3.10%, 11/01/34	117	96,623
Ventas Realty LP, 5.63%, 07/01/34	223	228,147
VICI Properties LP, 5.75%, 04/01/34	247	251,186
WP Carey Inc., 5.38%, 06/30/34	190	189,258
		6,968,293
Retail — 1.5%
AutoZone Inc., 5.40%, 07/15/34	308	311,598
Home Depot Inc. (The), 4.95%, 06/25/34	737	744,047
McDonald's Corp., 5.20%, 05/17/34	187	192,552
Starbucks Corp., 5.00%, 02/15/34	226	226,020
		1,474,217
Semiconductors — 2.3%
Analog Devices Inc., 5.05%, 04/01/34	217	221,535
Broadcom Inc., 3.47%, 04/15/34(a)	1,388	1,212,664
Intel Corp., 5.15%, 02/21/34	407	411,457
KLA Corp., 4.70%, 02/01/34	208	207,084
Texas Instruments Inc., 4.85%, 02/08/34	291	295,118
		2,347,858
Software — 1.7%
Adobe Inc., 4.95%, 04/04/34	352	358,627
Atlassian Corp., 5.50%, 05/15/34	193	195,957
Fiserv Inc., 5.45%, 03/15/34	339	346,698
Oracle Corp., 4.30%, 07/08/34	741	694,067
Take-Two Interactive Software Inc., 5.60%, 06/12/34	130	132,463
		1,727,812
Telecommunications — 5.2%
AT&T Inc., 5.40%, 02/15/34	1,160	1,184,364
Bell Telephone Co. of Canada or Bell Canada, 5.20%,
02/15/34	294	295,284
Cisco Systems Inc., 5.05%, 02/26/34	1,064	1,088,203
Motorola Solutions Inc., 5.40%, 04/15/34	357	363,376
Rogers Communications Inc., 5.30%, 02/15/34	521	522,246
T-Mobile USA Inc.
5.15%, 04/15/34	570	573,358
5.75%, 01/15/34	399	419,519
Verizon Communications Inc., 4.40%, 11/01/34	806	763,319
		5,209,669
Security	Par (000)	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34	$203	$207,373
Transportation — 1.3%
Canadian National Railway Co., 6.25%, 08/01/34	224	249,296
FedEx Corp., 4.90%, 01/15/34	224	223,402
FedEx Corp. Pass Through Trust, Series 2020-1,
Class AA, 1.88%, 08/20/35	299	252,824
Norfolk Southern Corp., 5.55%, 03/15/34	157	163,854
United Parcel Service Inc., 5.15%, 05/22/34	395	403,058
		1,292,434
Trucking & Leasing — 0.4%
GATX Corp.
6.05%, 03/15/34	211	221,258
6.90%, 05/01/34	168	187,797
		409,055
Water — 0.5%
American Water Capital Corp., 5.15%, 03/01/34	304	308,794
Essential Utilities Inc., 5.38%, 01/15/34	203	205,360
		514,154
Total Long-Term Investments — 98.2%
(Cost: $97,303,781)		99,141,112

	Shares

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.29%(b)(c)	340,000	340,000

Total Short-Term Securities — 0.3%
(Cost: $340,000)		340,000

Total Investments — 98.5%
(Cost: $97,643,781)		99,481,112
Other Assets Less Liabilities — 1.5%		1,510,506

Net Assets — 100.0%		$100,991,618

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2034 Term Corporate ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/22/24(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$340,000	(b)	$—	$—	$—	$340,000	340,000	$1,046	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$99,141,112	$—	$99,141,112
Short-Term Securities
Money Market Funds	340,000	—	—	340,000
	$340,000	$99,141,112	$—	$99,481,112

Portfolio Abbreviation

REIT	Real Estate Investment Trust